Other Long-term Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other Liabilities Disclosure [Abstract]
Contingent purchase obligation	$ 80,618	$ 132,504
Provision for vacation pay	38,757	33,094
Accrued expenses on evacuation	33,186	41,805
Provision for losses on long-term contracts	10,436	0
Other	18,744	18,075
Other long-term liabilities	$ 181,741	$ 225,478